Current Receivables - Disclosure of Current Receivables (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of trade and other receivables [line items]
GST and VAT receivables	$ 633,255	$ 1,691,579
Receivable for grant income and other refundable tax	8,557,022	8,169,349
Accounts receivables	219,874	7,460
Current receivables	$ 9,410,151	$ 9,868,388